Subsequent Events	9 Months Ended
Sep. 30, 2019
Subsequent Event [Line Items]
Subsequent Events
20. Subsequent Events

a)	In October 2019, Teekay LNG sold the Alexander Spirit conventional tanker for net proceeds of $11.5 million.

b)
In October 2019, Teekay Parent entered into an agreement with the Chestnut Joint Venture, a joint venture between Spirit Energy Ltd. and Dana Petroleum Ltd., to extend the employment of the Sevan Hummingbird FPSO on the Chestnut field in the North Sea until March 2023.